RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the year	$ 808	$ 1,524
Changes in estimates	(105)	(737)
Unwinding of discount related to continuing operations	47	99
Effect of movements in exchange rates	(24)	(78)
Balance at end of the year	$ 726	$ 808